Fees Summary	Aug. 12, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $21,373,000.00.
Narrative - Max Aggregate Offering Price	$ 21,373,000.00